National Integrity AnnuiChoice

May 6, 2022

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:     Separate Account I of National Integrity Life Insurance Company
Registration Nos. 333-44892 and 811-04846
AnnuiChoice Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 30 to its Registration Statement number 333-44892 on Form N-4, which was filed electronically on April 28, 2022.

Sincerely,

/s/ Bryan J. Kreyling

Bryan J. Kreyling
Counsel
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Phone: 513-629-1114